OPTIMUM FUND TRUST

Optimum Fixed Income Fund
Optimum International Fund
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
(the "Funds")

Supplement to the Funds’ Statement of Additional Information
dated July 29, 2013

The following replaces the information in the first chart in the section of the Funds’ statement of additional information entitled "Management of the Trust – Officers and Trustees”:

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex1 Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Daniel H. Arnold2 2005 Market Street Philadelphia, PA 19103 Age 48	Trustee	September 19, 2012 to present	Chief Financial Officer – LPL Financial LLC (2012 – Present) Managing Director – LPL Financial LLC (2007 – Present)	6	None
J. Scott Coleman2 2005 Market Street Philadelphia, PA 19103 Age 52	Trustee, President and Chief Executive Officer	June 16, 2011 to present	Executive Vice President, Head of Distribution and Marketing, Delaware Investments (2008–Present) Managing Director for Investment Consulting Group — Goldman Sachs Asset Management (2001–2008)	6	None
Independent Trustees
Robert J. Christian 2005 Market Street Philadelphia, PA 19103 Age 64	Trustee and Chairman	November 1, 2007 to present	Private Investor (2006–Present) Chief Investment Officer — Wilmington Trust Corporation (1996–2006)	6	Trustee — Fund Vantage Trust (34 mutual funds) (June 2007–Present)

Name, Address and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex1 Overseen by Trustee	Other Directorships Held by Trustee
Nicholas D. Constan 2005 Market Street Philadelphia, PA 19103 Age 74	Trustee	July 17, 2003 to present	Adjunct Professor —University of Pennsylvania (1972–Present)	6	None
Durant Adams Hunter 2005 Market Street Philadelphia, PA 19103 Age 64	Trustee	July 17 2003 to present	Principal — Ridgeway Partners (Executive Recruiting) (2004–Present)	6	None
Pamela J. Moret 2005 Market Street Philadelphia, PA 19103 Age 57	Trustee	October 1, 2013 to present	Chief Executive Officer — brightpeak financial (2011–Present) Senior Vice President — Thrivent Financial for Lutherans (2002-Present)	6	Director — Brotherhood Mutual Insurance Company (2011–Present)
Stephen P. Mullin 2005 Market Street Philadelphia, PA 19103 Age 57	Trustee	July 17, 2003 to present	President — Econsult Solutions, Inc. (2013–Present) Senior Vice President — Econsult Corporation (Economic Consulting) (2000–Present)	6	None
Robert A. Rudell 2005 Market Street Philadelphia, PA 19103 Age 64	Trustee	July 13, 2003 to present	Private Investor (2002–Present)	6	Director and Independent Chairman — Heartland Funds (3 mutual funds) (2005–Present)
Jon Socolofsky 2005 Market Street Philadelphia, PA 19103 Age 67	Trustee	July 17, 2003 to present	President — H&S Enterprises of Minecque, LLC (Commercial real estate developer) (2005-Present) Private Investor (2002–Present)	6	None
1 The term “Fund Complex” refers to the Trust’s Funds.
2 “Interested persons” of the Funds by virtue of their executive and management positions or relationships with the Funds’ service providers or sub-service providers.

The following replaces the information in the third chart in the section of the Funds’ statement of additional information entitled "Management of the Trust – Officers and Trustees”:

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
J. Scott Coleman	None	None
Daniel H. Arnold	None	None
Nicholas D. Constan	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $10,001 - $50,000
Durant A. Hunter	Optimum Large Cap Growth Fund More than $100,000	More than $100,000
Optimum Large Cap Value Fund More than $100,000
Optimum Small-Mid Cap Growth Fund $10,001 - $50,000
Optimum Small-Mid Cap Value Fund $10,001 - $50,000
Optimum International Fund $50,001 - $100,000

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Pamela J. Moret	None	None
Stephen P. Mullin	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $1 - $10,000
Optimum Fixed Income Fund: $10,001 - $50,000
Robert A. Rudell	Optimum Large Cap Growth Fund: $10,001 - $50,000	More than $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $10,001 - $50,000
Optimum Small-Mid Cap Value Fund: $10,001 - $50,000
Optimum International Fund: $10,001 - $50,000
Optimum Fixed Income Fund: $10,001 - $50,000
Jon E. Socolofsky	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $1 - $10,000

Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert J. Christian	Optimum Fixed Income Fund: $10,001 - $50,000	More than $100,000
Optimum International Fund: $10,001 - $50,000
Optimum Large Cap Growth Fund: $10,001 - $50,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small Mid Cap Value Fund: $10,001 - $50,000
Optimum Small Mid Cap Growth Fund $10,001-$50,000

The following information for the fiscal year ended March 31, 2013 replaces the information in the fourth chart in the section of the Funds’ statement of additional information entitled "Management of the Trust – Officers and Trustees”:

Trustee	Aggregate Compensation From the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from the Trust and Fund Complex paid to each Trustee1
Nicholas D. Constan	$64,750	None	$64,750
Durant A. Hunter	$64,750	None	$64,750
Pamela Moret	None	None	None
Stephen P. Mullin	$64,750	None	$64,750
Robert A. Rudell	$68,375	None	$68,375
Jon E. Socolofsky	$73,375	None	$73,375
Robert J. Christian	$79,000	None	$79,000

1           As of January 1, 2013, each independent Trustee receives a total annual retainer fee of $45,000 for serving as a Trustee, plus $5,000 for each full, in-person Board Meeting that an independent Trustee participates in ($500 per telephonic meeting). Members of the Audit Committee (other than the Chairman) receive additional annual compensation of $7,500. In addition, the chairman of the Audit Committee receives an annual retainer of $12,500. Members of the Nominating Committee (other than the chairman) receive additional annual compensation of $2,000. In addition, the chairman of the Nominating Committee receives an annual retainer of $3,000. The Independent Chairman receives an additional annual retainer of $12,500.

The following replaces the information in the section of the Funds’ statement of additional information entitled "Management of the Trust – Board Leadership Structure – Size and composition of Board”:

     Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board.

The following replaces the information in the section of the Funds’ statement of additional information entitled "Management of the Trust – Board Leadership Structure – Nominating and Governance Committee”:

      Nominating and Governance Committee: The Nominating and Governance Committee recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee’s ability to serve on the Board. In particular, Messrs. Christian, Socolofsky, Rudell, Arnold, Coleman and Ms. Moret have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at the University of Pennsylvania, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Mr. Hunter is an executive recruiter and is currently a partner in an executive search and board services firm. He focuses on investment management. Mr. Constan has a legal degree, and he has significant experience with the University of Pennsylvania as both a professor and administrator.  The Nominating and Governance Committee held 4 meetings during the last fiscal year.

Effective January 1, 2014, the following replaces the information in the section of the Funds’ statement of additional information entitled "Investment Manager and Other Service Providers”:

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

     The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the Trust’s Board. The Manager also provides investment management services to the Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

     As of March 31, 2013, the Manager and its affiliates were managing in the aggregate in excess of $180 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.

     DMHI has consented to, and granted a non-exclusive license for, the use by any Fund or by the Trust of the identifying word “Optimum” in the name of any Fund or of the Trust. Such consent is subject to revocation by DMHI in its discretion, if DMHI or a subsidiary or affiliate thereof is not employed as the investment adviser of each Fund of the Trust. As between the Trust and DMHI, DMHI controls the use of the name of the Trust insofar as such name contains the identifying word “Optimum.” DMHI may, from time to time, use the identifying word “Optimum” in other connections and for other purposes, including, without limitation, in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. DMHI may require the Trust or any Fund thereof to cease using the identifying word “Optimum” in the name of the Trust or any Fund thereof if the Trust or any Fund thereof ceases to employ DMHI or a subsidiary or affiliate thereof as investment adviser.

     The Investment Management Agreement for the Funds is dated January 4, 2010. Under the Agreement, the Manager has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisers (“Sub-Advisers”), to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and disposition of investments, securities and cash contained in each Fund. The Agreement obligates the Manager to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional Sub-Advisers, and to monitor the Sub-Advisers’ compliance with the relevant Fund’s investment objective, policies and restrictions. Under the Agreement, the Trust will bear the expenses of conducting its business. The Trust and the Manager may share facilities in common to each, which may include legal and accounting personnel, with appropriate pro ration of expenses between them. In addition, the Manager pays the salaries of all officers and Trustees of the Trust who are officers, directors or employees of the Manager or its affiliates.

     The Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Agreement will terminate automatically in the event of its assignment.

     As compensation for services rendered under the Management Agreement, the Manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Annual Management Fee Rate
Fund	(as a percentage of average daily net assets)
Optimum Large Cap Growth Fund	0.8000% of assets up to $250 million
0.7875% of assets from $250 million to $300 million
0.7625% of assets from $300 million to $400 million
0.7375% of assets from $400 million to $500 million
0.7250% of assets from $500 million to $1 billion
0.7100% of assets from $1 billion to $1.5 billion
0.7000% of assets over $1.5 billion
Optimum Large Cap Value Fund	0.8000% of assets up to $100 million
0.7375% of assets from $100 million to $250 million
0.7125% of assets from $250 million to $500 million
0.6875% of assets from $500 million to $1 billion
0.6675% of assets from $1 billion to $1.5 billion
0.6475% of assets over $1.5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of assets
Optimum Small-Mid Cap Value Fund	1.0500% of assets up to $75 million
1.0250% of assets from $75 million to $150 million
1.0000% of assets over $150 million
Optimum International Fund	0.8750% of assets up to $50 million
0.8000% of assets from $50 to $100 million
0.7800% of assets from $100 to $300 million
0.7650% of assets from $300 to $400 million
0.7300% of assets over $400 million
Optimum Fixed Income Fund	0.7000% of assets up to $25 million
0.6500% of assets from $25 million to $100 million
0.6000% of assets from $100 million to $500 million
0.5500% of assets from $500 million to $1 billion
0.5000% of assets over $1 billion to $2.5 billion
0.4750% of assets over $2.5 billion

     Each Fund’s (except Optimum Small-Mid Cap Growth Fund’s) management fee, as a percentage of net assets, declines as assets increase above designated levels.

     The Manager has contracted to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan, taxes, acquired fund fees and expenses, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 1.00%, 1.40%, 1.25%, 1.20%, 1.43%, and 1.40% of the average daily net assets of Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, respectively, from July 29, 2013 through July 29, 2014.   LPL Financial LLC (“LPL”) will make periodic payments to Manager in order to reimburse Manager for approximately half of the amount waived or paid by Manager in order to keep total expenses from exceeding the Fund expense caps noted above.  The amount of such payments from LPL to Manager may fluctuate from period to period and may total more or less than fifty percent of the waivers noted in the chart below.

     The investment management fees incurred for the last three fiscal years with respect to each Fund were as follows:

Fund	March 31, 2011	March 31, 2012	March 31, 2013
Optimum Large Cap Growth Fund	$5,492,182 earned	$5,529,721 earned	$6,131,426 earned
	$5,301,115 paid	$5,307,939 paid	$5,925,433 paid
	$191,067 waived	$221,782 waived	$205,993 waived
Optimum Large Cap Value Fund	$4,792,020 earned	$5,003,853 earned	$5,632,349 earned
	$4,672,634 paid	$4,781,227 paid	$5,489,880 paid
	$119,386 waived	$222,626 waived	$142,469 waived
Optimum Small-Mid Cap Growth Fund	$2,772,223 earned	$3,510,050 earned	$3,797,114 earned
	$2,253,322 paid	$3,015,684 paid	$3,137,500 paid
	$418,901 waived	$494,366 waived	$659,614 waived

Optimum Small-Mid Cap Value Fund	$2,183,724 earned	$3,036,632 earned	$3,414,966 earned
	$1,771,197 paid	$2,463,605 paid	$2,691,364 paid
	$412,527 waived	$573,027 waived	$723,602 waived
Optimum International Fund	$1,767,775 earned	$2,239,119 earned	$2,627,764 earned
	$1,476,486 paid	$1,984,168 paid	$2,320,342 paid
	$291,289 waived	$254,951 waived	$307,422 waived
Optimum Fixed Income Fund	$5,249,690 earned	$6,407,321 earned	$7,649,618 earned
	$4,243,390 paid	$5,440,243 paid	$6,928,210 paid
	$1,006,300 waived	$967,078 waived	$721,408 waived

     Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer agent and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

     The Manager has also entered into a Consulting Services Agreement with LPL to provide research to assist the Manager in evaluating and monitoring Fund performance and the Sub-Advisers and in making recommendations to the Trustees about hiring and changing Sub-Advisers. The Manager is responsible for paying LPL the following consulting fees on each Fund out of the Manager’s assets:

Annual Consulting Fee Rate
Fund	(as a percentage of average daily net assets)
Optimum Large Cap Growth Fund	0.285% of assets up to $250 million
0.280% of assets from $250 million to $300 million
0.270% of assets from $300 million to $400 million
0.260% of assets from $400 million to $500 million
0.250% of assets from $500 million to $1 billion 0.240% of assets from $1 billion to $1.5 billion 0.230% of assets over $1.5 billion
Optimum Large Cap Value Fund	0.285% of assets up to $100 million
0.260% of assets from $100 million to $250 million
0.250% of assets from $250 million to $500 million
0.240% of assets from $500 million to $1 billion 0.230% of assets from $1 billion to $1.5 billion 0.220 of assets over $1.5 billion
Optimum Small-Mid Cap Growth Fund	0.285% of assets
Optimum Small-Mid Cap Value Fund	0.285% of assets up to $75 million
0.280% of assets from $75 million to $150 million
0.270% of assets over $150 million
Optimum International Fund	0.285% of assets up to $50 million
0.260% of assets from $50 to 100 million
0.250% of assets from $100 to 300 million
0.240% of assets from $300 to 400 million
0.230% of assets over $400 million
Optimum Fixed Income Fund	0.285% of assets up to $25 million
0.270% of assets from $25 million to $100 million
0.250% of assets from $100 million to $500 million
0.230% of assets from $500 million to $1 billion
0.210% of assets from $1 billion to $2.5 billion 0.200% of assets over $2.5 billion

The Sub-Advisers

     The Manager has entered into Sub-Advisory Agreements on behalf of each Fund. The Sub-Advisory Agreements obligate T. Rowe Price Associates, Inc. (“T. Rowe Price”), Massachusetts Financial Services Company (“MFS”), Columbia Wanger Asset Management, LLC (“CWAM”), the Delafield Group, a division of Tocqueville Asset Management L.P. (“The Delafield Group of Tocqueville” or “Tocqueville”), The Killen Group, Inc. (“Killen”), EARNEST Partners, LLC (“EARNEST”), Wellington Management Company, LLP (“Wellington Management”), Fred Alger Management, Inc. (“Alger”), Westwood Management Corp. (“Westwood”), BlackRock Advisors, LLC (“BlackRock”), Pacific Investment Management Company LLC (“PIMCO”), and Herndon Capital Management, LLC (“Herndon”) (referred to individually as a “Sub-Adviser” and collectively as the “Sub-Advisers”) to:

(i)	make investment decisions on behalf of their respective Funds;
(ii)	place all orders for the purchase and sale of investments for their respective Funds with brokers or dealers selected by the Manager and/or the Sub-Advisers; and
(iii)	perform certain limited related administrative functions in connection therewith.

     CWAM is an indirect, wholly owned subsidiary of Columbia Management Investment Advisors, LLC, which in turn is a wholly owned subsidiary of Ameriprise Financial, Inc. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which is a publicly traded financial services holding company. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company. BlackRock Advisors, LLC is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. PIMCO is a majority-owned subsidiary of Allianz Asset Management with a minority interest held by PIMCO Partners, LLC, a California limited liability company. Prior to December 31, 2011, Allianz Asset Management was named Allianz Global Investors of America L.P. PIMCO Partners, LLC is owned by the current managing directors and executive management of PIMCO. Through various holding company structures, Allianz Asset Management is majority owned by Allianz SE.

     Pursuant to the terms of the Sub-Advisory Agreements, the investment sub-advisory fees are paid by the Manager to the Sub-Advisers that are not affiliated persons of the Manager as a percentage of the average daily net assets of a given Fund managed by such Sub-Adviser. For the past three fiscal years, the Manager paid the Sub-Advisers the following investment sub-advisory fees (shown on an aggregated basis per Fund):

Fund	March 31, 2011	March 31, 2012	March 31, 2013
Optimum Large Cap Growth Fund	$3,033,727	$3,053,929	$3,396,793
Optimum Large Cap Value Fund	$2,396,958	$2,249,360	$2,504,697
Optimum Small-Mid Cap Growth Fund	$1,890,152	$2,393,216	$2,588,941
Optimum Small-Mid Cap Value Fund	$1,284,632	$1,754,117	$1,960,501
Optimum International Fund	$877,064	$1,111,670	$1,322,542
Optimum Fixed Income Fund	$1,011,917	$1,335,863	$1,654,249

     The Manager recommends Sub-Advisers for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each Sub-Adviser’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry.

     The Sub-Advisers have discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with their respective Funds’ investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

     Generally, no Sub-Adviser provides any services to any Fund except asset management and related administrative and recordkeeping services. However, a Sub-Adviser or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

     The Sub-Advisers also provide investment management and/or sub-advisory services to other mutual funds and may also manage private investment accounts. Although investment decisions for a Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

Distributor

     The Distributor, Delaware Distributors, L.P. (“Distributor”), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under a Distribution Agreement dated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI. The Distributor has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for information on how to invest. Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Board annually reviews fees paid to the Distributor.

     During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after re-allowances to dealers, as follows:

	Fiscal Year Ended 3/31/13
	Total Amount of	Amounts	Net Commission
Fund	Underwriting Commission	Re-allowed to Dealers	to Distributor
Optimum Large Cap Growth Fund	$83,438	$70,864	$12,574
Optimum Large Cap Value Fund	$84,890	$72,275	$12,615
Optimum Small-Mid Cap Growth Fund	$18,484	$15,838	$2,646
Optimum Small-Mid Cap Value Fund	$13,284	$11,346	$1,938
Optimum International Fund	$27,006	$22,924	$4,082
Optimum Fixed Income Fund	$164,706	$143,167	$21,539

	Fiscal Year Ended 3/31/12
	Total Amount of	Amounts	Net Commission
Fund	Underwriting Commission	Re-allowed to Dealers	to Distributor
Optimum Large Cap Growth Fund	$86,115	$73,441	$12,674
Optimum Large Cap Value Fund	$79,189	$67,446	$11,743
Optimum Small-Mid Cap Growth Fund	$13,783	$11,762	$2,021
Optimum Small-Mid Cap Value Fund	$12,137	$10,325	$1,812
Optimum International Fund	$27,470	$23,481	$3,989
Optimum Fixed Income Fund	$150,261	$131,278	$18,983

	Fiscal Year Ended 3/31/11
	Total Amount of	Amounts	Net Commission
Fund	Underwriting Commission	Re-allowed to Dealers	to Distributor
Optimum Large Cap Growth Fund	$114,988	$97,168	$17,820
Optimum Large Cap Value Fund	$111,407	$94,199	$17,208
Optimum Small-Mid Cap Growth Fund	$19,648	$16,560	$3,087
Optimum Small-Mid Cap Value Fund	$17,254	$14,532	$2,722
Optimum International Fund	$36,632	$30,956	$5,676
Optimum Fixed Income Fund	$158,291	$138,623	$19,668

During the Funds’ last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class B shares of the Funds as follows:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/2011	Ended 3/31/2012	Ended 3/31/2013
Optimum Large Cap Growth Fund	$9,914	$3,414	$830
Optimum Large Cap Value Fund	$9,102	$2,951	$776
Optimum Small-Mid Cap Growth Fund	$2,087	$547	$129
Optimum Small-Mid Cap Value Fund	$1,712	$522	$110
Optimum International Fund	$3,025	$1,096	$221
Optimum Fixed Income Fund	$4,801	$1,910	$756

     During the Funds’ last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C shares of the Funds as follows:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/2011	Ended 3/31/2012	Ended 3/31/2013
Optimum Large Cap Growth Fund	$7,819	$8,668	$7,320
Optimum Large Cap Value Fund	$7,632	$8,542	$6,843
Optimum Small-Mid Cap Growth Fund	$1,464	$1,443	$1,191
Optimum Small-Mid Cap Value Fund	$1,302	$1,388	$1,167
Optimum International Fund	$2,751	$2,922	$2,295
Optimum Fixed Income Fund	$15,191	$16,914	$14,318

Fund Accountants

     The Bank of New York Mellon ( “BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating each Fund’s net asset values (“NAVs”) and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Delaware Service Company, Inc. (“DSC”) provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds on a relative NAV basis.

     During the last three fiscal years, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/11	Ended 3/31/12	Ended 3/31/13
Optimum Large Cap Growth Fund	$249,359	$249,539	$274,992
Optimum Large Cap Value Fund	$228,657	$237,786	$266,225
Optimum Small-Mid Cap Growth Fund	$87,213	$109,730	$117,390
Optimum Small-Mid Cap Value Fund	$73,612	$102,483	$114,217
Optimum International Fund	$75,865	$96,836	$110,825
Optimum Fixed Income Fund	$310,715	$384,820	$464,998

     During the last three fiscal years, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/11	Ended 3/31/12	Ended 3/31/13
Optimum Large Cap Growth Fund	$35,929	$35,822	$39,447
Optimum Large Cap Value Fund	$32,946	$34,135	$38,188
Optimum Small-Mid Cap Growth Fund	$12,566	$15,752	$16,840
Optimum Small-Mid Cap Value Fund	$10,607	$14,712	$16,384
Optimum International Fund	$10,932	$13,901	$16,122
Optimum Fixed Income Fund	$44,769	$55,245	$66,700

Administrative and Transfer Agency Services

     DSC also provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. DSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For providing these administrative services, each Fund pays DSC the following fee as a percentage of the Fund's average daily net assets (plus out-of-pocket expenses): 0.120% of assets up to $500 million; 0.095% of assets from $500 million to $1 billion; and 0.070% of assets over $1 billion.

     In addition, DSC serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. DSC is an affiliate of the Manager and is a subsidiary of DMHI and, therefore, of Macquarie.

     For providing these transfer agency services, the Trust pays DSC a fee at an annual rate of 0.200% of the Trust's total average daily net assets, subject to a minimum fee of $2,000 per class per Fund each month, plus out-of-pocket expenses. DSC will bill, and the Funds will pay, such compensation monthly. Sub-transfer agency fees are passed on to and paid directly by the Funds.

     DSC may also contract to compensate selling dealers for providing certain services to Fund shareholders. These payments are made out of DSC's compensation. In addition to the asset-based fee that LPL receives for services provided as consultant to the Manager, LPL has entered into a sub-service agreement with DSC and DSC pays LPL a fee at an annual rate of 0.18% of average daily net assets in connection with such services.

     BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Custodian

     BNY Mellon also serves as custodian of each Fund’s securities and cash. As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel

     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

Please keep this supplement for future reference.

This Supplement is dated October 11, 2013.